Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net loss from continuing operations			$ (279,281)
Net income (loss)	$ 36,002	$ (31,526)	(279,281)	(32,829)
Adjustments for:
Depreciation expense	37,247		40,131
Loss from sale of furniture and equipment	10,419		8,331
Written off of rental deposits			27,260
Impairment of leasehold improvements and equipment			55,919
Deferred taxes	47,284		(43,930)
Changes in:
Accounts receivables	(7,340)
Other receivables	(18,987)		104,305
Prepaid expenses and other current assets	(39,734)	(5,000)	(1,531)
Other payables and accruals	(1,640)	132,617	(1,576)
Deferred revenue	126,396		(326)
Net cash used in operating activities - continuing operations			(90,698)	(2,500)
Adjustments to reconcile net loss to net cash provided by discontinued operations:
Loss before tax from discontinuing operations				(30,329)
Changes in assets and liabilities				30,602
Net cash provided by operating activities - discontinuing operations				273
Net cash used in operating activities	189,647	96,091	(90,698)	(2,227)
Cash flows from investing activities:
Additions to leasehold improvements and equipment	(151,290)	(1,696)	(2,023)
Proceeds from sale of furniture and equipment	9,161		2,051
Acquisition of subsidiary, net of cash acquired		68,693	68,693
Net cash (used in)/provided by investing activities	(142,129)	66,997	68,721
Cash flows from financing activities:
Proceeds from advances from related parties	251,924	23,108	210,017	2,500
Repayment of advances from related parties	(107,809)
Net cash provided by financing activities - continuing operations			210,017	2,500
Net cash used in financing activities - discontinuing operations				(5,600)
Net cash provided by financing activities	144,115	23,108	210,017	(3,100)
Effect of exchange rate changes on cash and cash equivalents	(2,707)	2,518	1,170
Net increase in cash and cash equivalents	188,926	188,714	189,210	(5,327)
Cash and cash equivalents at the beginning of year	189,210			5,327
Cash and cash equivalents at the end of year	378,136	195,045	189,210
Supplemental disclosure of non-cash investing and financing activities:
Right-of-use assets obtained in exchange for operating lease obligations	$ 485,282			$ 16,467